MANAGERS TRUST I

MANAGERS FREMONT MICRO-CAP FUND

MANAGERS FREMONT INSTITUTIONAL MICRO-CAP FUND

(Prospectus dated March 1, 2009, as supplemented March 4, 2009)

Supplement dated August 31, 2009 to the Prospectus dated and supplemented as noted above

The following information supplements and supersedes any information to the contrary relating to Managers Fremont Micro-Cap Fund and Managers Fremont Institutional Micro-Cap Fund (the “Funds”), each a series of Managers Trust I, contained in the Funds’ Prospectus dated and supplemented as noted above.

Effective August 31, 2009, the subadvisory agreement with respect to the Funds between the Funds’ investment manager, Managers Investment Group LLC (“Managers”), and OFI Institutional Asset Management, Inc. (“OFII”) has been terminated. Therefore, effective immediately, OFII will no longer serve as a subadvisor to the Fund. The portion of the Fund previously managed by the OFII portfolio management team of Daniel Goldfarb, Christopher Crooks, and Steven Dray (collectively, the “OFII Team”), who were jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by OFII since December 10, 2007, will be managed by Managers in its capacity as the investment manager to the Fund. The remainder of the Fund’s portfolio will continue to be subadvised by Next Century Growth Investors LLC (“Next Century”), Lord, Abbett & Co. LLC (“Lord Abbett”), and WEDGE Capital Management L.L.P. (“WEDGE Capital”), each managing a portion of the Fund’s portfolio.

Managers will employ a transition manager to assist with the transfer of assets formerly managed by the OFII team to a portfolio designated by Managers. Keitha L. Kinne is primarily responsible for overseeing the transition manager and is primarily responsible for day-to-day management of the portfolio managed directly by Managers. Ms. Kinne is a Managing Partner and Chief Operating Officer of Managers and has held those positions since 2007, and has been the Chief Investment Officer of Managers since 2008. Previously, she served as Managing Director at Legg Mason & Co., LLC during 2006 and 2007, served as Managing Director at Citigroup Asset Management from 2004 to 2006, and also served as Senior Vice President of Prudential Investments from 1999 to 2004.

In addition, effective September 1, 2009, the OFII Team will join AlphaOne Investment Services, LLC (the “AlphaOne team”), and Managers will enter into a consulting arrangement with the AlphaOne team in which the AlphaOne team has agreed to consult with Managers with respect to the portion of the Fund previously managed by the AlphaOne team at OFII. During this arrangement the AlphaOne team will have no authority over the Fund, and Ms. Kinne, on behalf of Managers, will retain full discretion over the purchase and sale of investments for the portion of the Fund managed directly by Managers.

As of the date of this supplement, the Prospectus is hereby amended as follows: All references to OFII as a subadvisor to the Fund and the members of the OFII team as portfolio managers of the Fund shall be deleted, and all references to the subadvisors to the Fund shall refer to Next Century, Lord Abbett and WEDGE Capital.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

MANAGERS TRUST I

MANAGERS FREMONT MICRO-CAP FUND

MANAGERS FREMONT INSTITUTIONAL MICRO-CAP FUND

(Statement of Additional Information dated March 1, 2009, as supplemented March 4, 2009,

March 23, 2009, and July 1, 2009)

Supplement dated August 31, 2009 to the Statement of Additional Information dated and supplemented as noted above.

The following information supplements and supersedes any information to the contrary relating to Managers Fremont Micro-Cap Fund and Managers Fremont Institutional Micro-Cap Fund (the “Funds”), each a series of Managers Trust I, contained in the Funds’ Statement of Additional Information dated and supplemented as noted above (the “Statement of Additional Information”).

In accordance with the changes to the Funds described in a supplement to the Prospectus of the same date, all references to OFI Institutional Asset Management, Inc. (“OFII”) as a Subadvisor to the Fund and employees of OFII as portfolio managers of the Fund shall be deleted from the Statement of Additional Information, and all references to the Subadvisors to the Fund shall refer to Next Century, Lord, Abbett and WEDGE Capital.

Additionally, the following information is added under “MANAGERS FREMONT MICRO-CAP FUND AND MANAGERS FREMONT INSTITUTIONAL MICROCAP Fund” on page 56 of the Statement of Additional Information:

Managers Investment Group LLC (the “Investment Manager”)

The Investment Manager manages directly a portion of each Fund, and Keitha L. Kinne is primarily responsible for day-to-day management of the portfolio managed directly by Managers.

Other Accounts Managed by the Portfolio Manager

Portfolio Manager: Keitha L. Kinne
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions as of 8/14/09)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$2.5	None	0
Other Pooled Investment Vehicles	0	0	None	0
Other Accounts	0	0	None	0

Potential Material Conflicts of Interest

Potential conflicts of interest may be presented in connection with the portfolio manager’s management of each Fund, on the one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. The Investment Manager has established written policies and procedures relating to its investment management and trading practices in order to prevent such conflicts of interest. These policies and procedures are contained in the Investment Manager’s Compliance Manual. On occasion, the Investment Manager, its principals, or employees may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. The Investment Manager maintains a Code of Ethics that is designed to prevent conflicts that such individuals may have with client securities holdings and transactions.

Portfolio Manager Compensation

Ms. Kinne’s compensation includes a salary and bonus. The bonus portion of compensation is primarily based upon profitability of the firm.

Portfolio Manager Ownership of Fund Shares

Ms. Kinne: None

In addition, Appendix B is hereby amended by changing the heading to “SUMMARY OF SUBADVISORS’ AND MANAGERS’ PROXY VOTING POLICIES” and adding the following information under the heading “Managers Fremont Micro-Cap Fund and Managers Institutional Fremont Micro-Cap Fund”:

Managers Investment Group LLC (“Managers”)

A copy of Managers’ proxy voting guidelines is attached to this SAI as Appendix K.

The attachment to this Supplement titled “Managers Investment Group LLC—Proxy Voting Policies and Procedures” is hereby added as Appendix K of the SAI.

The following information supplements and supersedes any information to the contrary relating to Managers Fremont Micro-Cap Fund and Managers Fremont Institutional Micro-Cap Fund (the “Funds”), each a series of Managers Trust I, contained in the Funds’ SAI dated and supplemented as noted above.

Effective immediately, the third paragraph under “Disclosure of Portfolio Holdings” on page 30 of the SAI is hereby replaced with the following:

The Funds may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Funds: the Subadvisor(s); the independent registered public accounting firm (PricewaterhouseCoopers LLP); the Custodian (The Bank of New York

Mellon); financial printers (R.R. Donnelley, Morton Graphics, Merrill Corp.); counsel to the Funds (Ropes & Gray LLP) or counsel to the independent trustees of the Funds (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisor(s) and the Custodian. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm and financial printers on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with Fund operations. In addition, the Funds provide portfolio holdings information to the following data providers, fund ranking/rating services, independent consultants and fair valuation services: Lipper, Morningstar, FT Interactive, FactSet, AlphaOne Investment Services, LLC, SEI Global Services, Inc. and Wilshire Associates. The Funds may disclose non-public current portfolio holdings information to FT Interactive on a daily basis for valuation purposes, to FactSet on a daily basis for portfolio holdings analysis, and to Wilshire Associates on the 7th business day of every month for consulting services, portfolio holdings and performance analysis. The Funds also provide current portfolio holdings information to Lipper and Morningstar on or after the 10th business day of every month, but only after such information has already been disclosed to the general public.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Appendix K

Managers Investment Group LLC – Proxy Voting

Background

Pursuant to Rule 206(4)-6 under the Investment Advisers Act of 1940 it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act for an investment adviser to exercise proxy voting authority with respect to client securities unless:

i)	The adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of clients. The policies should address how the adviser will address any material conflicts of interest that may arise between the adviser and its clients;

ii)	The adviser discloses to clients how they may obtain the information on how the adviser voted their proxies; and

iii)	The adviser has disclosed its proxy voting policies and procedures to clients and, upon request, has furnished a copy to clients.

Note: The rule applies to all SEC registered investment advisers who exercise proxy voting authority with respect to client securities.

Policy

Managers adheres to the following procedures only in situations where Managers retains investment discretion over a client account. Otherwise, if Managers is solely operating in an administrative capacity, under the instruction of an investment adviser that has retained discretion over the account, these policies and procedures do not apply. Managers maintains separate proxy voting policies and procedures with respect to its role as an investment adviser to mutual funds sub-advised by other investment advisers.

Responsibility

The following outlines responsibilities for establishing, implementing and enforcing the policies and procedures set forth in this Manual.

1.	Account Administration

a.	Conducting due diligence of the third party proxy voting service provider (“proxy voting agent”) (to ensure that the proxy voting agent is properly voting proxies on behalf of Managers’ clients).

b.	Providing any client-specific voting instructions to the proxy voting agent and verifying with the proxy voting agent that client instructions were properly followed.

c.	Notifying certain Servicing Clients of upcoming proxy contests involving the Servicing Clients’ holdings by forwarding them with the proxy voting agent’s voting recommendations.

d.	Reviewing selected New Account documentation to verify the consistency between the proxy voting election in the documentation and the Firm’s system.

2.	Compliance

a.	Disclosing Managers’ proxy voting practices within Form ADV Part II, monitoring for any material conflicts, and maintaining a database of each written client request for proxy voting information.

b.	Reviewing periodically the policies and procedures stated in this Manual to ensure they continue to be effective. In addition, Compliance will review Managers’ proxy voting disclosure within Form ADV Part II to ensure that the written disclosure is clear and accurately reflects current policies and procedures.

3.	Investment Services and Support

a.	Providing clients and/or brokers/financial consultants, upon request, with proxy voting records and/or a copy of Managers’ proxy voting policies.

b.	Providing a report from the proxy voting agent on how proxies were voted for the securities held in the account if an Advisory or Sub-Advisory Client requests information on how their proxies were voted for specific securities, and the account is set up to accommodate these requests. However, if the account is not set up that way, or the account’s proxy votes are aggregated, Managers will provide a report from the proxy voting agent on how proxies were voted for the securities held in the model Portfolios, which is updated on a quarterly basis.

c.	Ensuring that each written client request and any written response is scanned into the client’s file in OnBase under ‘Proxy Vote Client Request’ (e.g., emails sent to brokers or written letters sent to clients).

4.	Potential Conflicts

All Directors, Officers, and Employees are responsible for notifying Compliance of the following:

a.	Any personal or business relationships with any executive director or officer of a company whose securities are (or may be) recommended to the Firm’s clients.

b.	If he (or spouse or close relative) currently, or formerly, serves as a director or executive of any company.

c.	If he (or spouse/close relative) holds more than 2% financial interest in any company.

Procedures

1.	Advisory Accounts

Managers’ investment advisory agreements and Form ADV Part II describes how Managers will vote proxies solicited by, or with respect to, the issuers of securities in its clients’ accounts. However, Managers will not vote proxies for the following types of securities:

a.	Unsupervised securities;

b.	Securities in transition (e.g., securities held in an account that are in the process of being sold so the account can be aligned with the model portfolios);

c.	Model securities that have been sold. These represent securities that are no longer in the model at the time of the proxy vote; or

d.	Voting for foreign securities in countries which require “shareblocking.”

2.	Sub-Advisory Accounts

Managers will handle proxy voting consistent with the proxy voting authority stated in the Sub-Advisory Master Agreement between Managers and the Sponsor/Adviser or in the Sponsor’s client agreement.

3.	Taft Hartley/Union Advisory Accounts

For these selected accounts, Managers will vote proxies according to the recommendations provided by the AFL-CIO Proxy Voting Guidelines.

In all cases, clients may expressly retain the right to vote proxies or take any action relating to specified securities held in their account provided that they provide timely, prior written notice to Managers which releases Managers from any liability or responsibility with respect to the voting of proxies.

4.	Proxy Voting Agent

Managers utilizes a leading provider of proxy voting and corporate governance services, to provide research on corporate governance issues and corporate actions, to make proxy vote recommendations, and to handle the administrative functions associated with the voting of client proxies. While Managers generally accepts the proxy voting agent’s proxy vote recommendations, Managers retains the ultimate authority to decide how to vote.

The proxy voting agent maintains proxy vote records and proxy materials, including the proxy voting ballot issue and votes cast. The proxy voting agent provides Managers with various proxy voting reports, including reports that indicate the number of shares and votes taken for all applicable proxy votes cast.

5.	Conflicts of Interest

Managers is committed to the highest standards of business conduct. In order for Managers to identify potential or actual conflicts of interest, it is Managers’ policy that Employees must immediately contact Compliance if they believe that a certain outside activity raises or appears to raise a conflict of interest in connection with the proxy voting activities of Managers. It is every Employee’s duty to notify Compliance of any conflicting relationship as it arises. In any instance where a conflict of interest arises, Managers will vote in accordance with the proxy voting agent’s recommendations.

6.	Disclosure

Rule 206(4)-6 requires advisers with proxy voting authority to make the following disclosures to clients:

a.	Whether the adviser votes proxies for clients.

b.	Adviser’s proxy voting policies, practices, and procedures.

c.	Whether a client can direct a vote in a proxy solicitation.

d.	How clients can obtain information on how their proxies were voted.

e.	A copy of proxy policies is available upon request. The rule requires the disclosure to be “a concise summary of the adviser’s proxy voting process, and should indicate that a copy of the policies and procedures is available upon request.” The disclosure must be clear and prominent and “not buried” in a longer document.

7.	Record Keeping Requirements

Rule 204-2(c)(2) under the Advisers Act requires advisers to make and retain the following books and records:

a.	Proxy voting policies and procedures.

b.	A copy of each proxy statement that the adviser receives regarding client securities.

c.	A record of each vote cast by the adviser on behalf of a client.

d.	A copy of any document created by the adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision.

e.	A copy of each written client request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by the adviser to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client.